OPERATING SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues and long-lived assets
Revenues	$ 2,619		$ 2,741	$ 2,914	$ 2,913	$ 2,632		$ 2,976	$ 2,934	$ 2,679	$ 11,187		$ 11,221		$ 9,250
Long-lived assets	3,656	[1]				3,510	[1]				3,656	[1]	3,510	[1]
United States
Revenues and long-lived assets
Revenues											3,347		3,470		2,777
Long-lived assets	1,299					1,278					1,299		1,278
Other nations
Revenues and long-lived assets
Revenues											4,781		4,888		4,114
Long-lived assets	463					405					463		405
China
Revenues and long-lived assets
Revenues											1,040		944		881
Long-lived assets	169					162					169		162
Germany
Revenues and long-lived assets
Revenues											600		638		519
Long-lived assets	201					205					201		205
Mexico
Revenues and long-lived assets
Revenues											954		723		485
Italy
Revenues and long-lived assets
Revenues											465		558		474
Long-lived assets	164					152					164		152
United Kingdom
Revenues and long-lived assets
Long-lived assets	314					306					314		306
Netherlands
Revenues and long-lived assets
Long-lived assets	351					310					351		310
Saudi Arabia
Revenues and long-lived assets
Long-lived assets	231					243					231		243
Switzerland
Revenues and long-lived assets
Long-lived assets	163					166					163		166
France
Revenues and long-lived assets
Long-lived assets	154					126					154		126
Spain
Revenues and long-lived assets
Long-lived assets	$ 147					$ 157					$ 147		$ 157

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."